Offerings - Offering: 1	Jun. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	10,000,000	[1]
Proposed Maximum Offering Price per Unit	23.30	[2]
Maximum Aggregate Offering Price	$ 233,000,000
Amount of Registration Fee	$ 32,177.3
Offering Note
(1)    This Registration Statement on Form S-8 (this “Registration Statement”) covers Class A common stock, par value US $0.0001 per share (“Common Stock”) of Appian Corporation (the “Company” or “Registrant”) authorized for issuance under the Amended and Restated Appian Corporation 2017 Equity Incentive Plan (the “Plan”) and pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional Common Stock that may become issuable under the Plan by reason of any stock dividend, stock split, or other similar transaction.

(2)    Calculated solely for the purpose of this offering under Rule 457(c) and (h) of the Securities Act on the basis of the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Global Market on June 16, 2026.
	(3) There are no fee offsets..	[1],[2]

[1]
(1)    This Registration Statement on Form S-8 (this “Registration Statement”) covers Class A common stock, par value US $0.0001 per share (“Common Stock”) of Appian Corporation (the “Company” or “Registrant”) authorized for issuance under the Amended and Restated Appian Corporation 2017 Equity Incentive Plan (the “Plan”) and pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional Common Stock that may become issuable under the Plan by reason of any stock dividend, stock split, or other similar transaction.

[2]	(2) Calculated solely for the purpose of this offering under Rule 457(c) and (h) of the Securities Act on the basis of the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Global Market on June 16, 2026